SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 M arrangement year reportingunit	Dec. 31, 2010	Dec. 31, 2009	Oct. 02, 2011
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units with goodwill	7
Minimum percentage by which fair value exceeded carrying value				20.00%
Advertising Costs (excluding Amortization of Non-Cash Marketing)
Advertising expense	$ 497,200,000	$ 371,200,000	$ 347,800,000
Capitalized access fees, estimated useful lives	18
Income Taxes
Tax Benefits Recognition Basis for Uncertain Tax Position Likelihood Realization Greater Than Percentage	50.00%
Foreign Currency Translation and Transaction Gains and Losses
Translation gains (losses) relating to liquidated foreign entities which are reclassified out of accumulated other comprehensive income into earnings	9,200,000
Redeemable Noncontrolling Interests
Number of years in which put and call arrangements become exercisable	5
Number of put and call arrangements that became exercisable	1
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	$ 4,273,000	$ (2,059,000)	$ 1,033,000